Liquidity and Financial Condition (Details) - USD ($) $ in Millions	1 Months Ended		3 Months Ended
	Apr. 19, 2022	Feb. 23, 2022	Mar. 31, 2022	Dec. 31, 2021
Liquidity and Financial Condition (Details) [Line Items]
Company cash			$ 18.6	$ 1.9
Working capital			16.3	1.4
Accumulated deficit			$ 8.0	$ 6.0
Long-term operating description			The Company expects a significant increase in cash outflows as compared to its historical spend for its planned pre-clinical development and clinical trial activities, and as such, it will need to raise additional capital to sustain operations and meet its long-term operating requirements beyond the one year period following the issuance of these financial statements.
Subsequent Event [Member]
Liquidity and Financial Condition (Details) [Line Items]
Net proceeds	$ 7.0
IPO [Member] | Subsequent Event [Member]
Liquidity and Financial Condition (Details) [Line Items]
Net proceeds		$ 17.2